Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
Schedule of Key Management Personnel Compensation
The Company conducted transactions with senior management, directors and persons or companies related to these individuals, and paid or accrued amounts, as follows:

	Twelve months ended December 31, 2018	Eleven months ended December 31, 2017
Salaries and other short-term benefits	$1,956	$1,898
Other long-term benefits	44	42
Share-based payment (1)	1,680	836
Total	$3,680	$2,776

(1)	Share-based payment represents the amount capitalized or expensed during the period (see Note 10).